Convertible Notes Payable (10Q) (Details Narrative) - USD ($)	Aug. 25, 2014	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Dec. 04, 2014	Sep. 30, 2014	Feb. 28, 2014	Oct. 12, 2013	Jan. 03, 2013	Jan. 02, 2012	May. 01, 2011
Note Face Amount						$ 182,166
Conversion price per share				$ 0.001			$ 0.001	$ 0.001
2011 Note [Member]
Debt interest rate percentage											2.00%
Note Face Amount		$ 22,166	$ 22,166			28,726					$ 32,000
Debt Discount		0	0			0
Net Amount of Note		22,166
Conversion price per share											$ 0.001
2012 Note [Member]
Debt interest rate percentage										2.00%
Note Face Amount		48,000	48,000			48,000				$ 48,000
Debt Discount		0	0
Net Amount of Note		48,000
Conversion price per share										$ 0.001
2013 Note [Member]
Debt interest rate percentage									2.00%
Note Face Amount		12,000	12,000			12,000			$ 12,000
Debt Discount		0	0
Net Amount of Note		12,000
Conversion price per share									$ 0.001
2014 Note [Member]
Debt interest rate percentage	12.00%
Note Face Amount	$ 50,000	100,000	100,000			100,000
Debt Discount	$ 100,000	0	0			19,566
Net Amount of Note		100,000	$ 0			$ 80,434
Conversion price per share	$ 0.25
Warrants to purchase common stock	800,000
Warrants term	5 years
Convertible debt	$ 145,362
2015 Note [Member]
Debt interest rate percentage					8.00%
Note Face Amount		$ 105,000			$ 105,000
Debt Discount					$ 96,612
Net Amount of Note		$ 105,000